Lease Obligation Payable (Details) - Schedule of lease obligation payable - USD ($)	Dec. 31, 2022	Dec. 31, 2020
Schedule of lease obligation payable [Abstract]
2021	$ 21,548
2022	10,774
Total minimum lease payments	32,372	$ 49,794
Less: Amount representing interest	(1,559)	$ (4,076)
Present value of minimum lease payments	$ 30,763